MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES
8.	MARKETABLE SECURITIES

On January 17, 2024, the Company made a strategic investment of $1,000,000 in Blue Lagoon Resources Inc. (“BLLG”) to purchase 7,142,857 of BLLG’s common shares. During the year ended December 31, 2024, the Company received proceeds of $27,755 from the disposition of BLLG common shares. The fair value of the BLLG common shares was $1,076,142 as at December 31, 2024, resulting in a $103,897 fair value gain being recognized.

During the year ended December 31, 2025, the Company made a strategic investment of $75,000 in BLLG’s private placement units, each unit consisted of one share and one half of a warrant. The Company received proceeds of $775,932 from the disposition of BLLG common shares during the year ended December 31, 2025. As at December 31, 2025, the Company holds 5,503,857 common shares of BLLG with a fair value of $4,182,931 and 150,000 BLLG warrants with a fair value of $71,572. 50,000 of the warrants are exercisable at $0.35 for a common share of BLLG, expires on March 14, 2027 and 100,000 of the warrants are exercisable at $0.35 for a common share of BLLG and expires on April 28, 2027. During the year ended December 31, 2025, the Company recognized a fair value gain of $3,879,293 from the BLLG common shares and warrants.